EQUITY-ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [abstract]
Balance, beginning of year	$ 937	$ 684	$ 509
Investment	42	144	13
Return of capital	(19)	0	0
Share of net income	27	29	28
Share of other comprehensive income	29	81	168
Dividends received	(56)	(16)	(9)
Foreign exchange translation and other	11	15	(25)
Balance, end of year	$ 971	$ 937	$ 684